FIRST EAGLE INTERNATIONAL FUND, INC.
                           1345 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10105-4300

                         SUPPLEMENT DATED APRIL 17, 1997
                      TO PROSPECTUS DATED APRIL 30, 1996


Effective April 17, 1997 references to the address, telephone number and telefax number of First Eagle International, Inc. (the "the Fund") under the headings "Highlights--Purchase of Shares", "How To Purchase Shares", and "Reports to Stockholders" should be deemed to have changed to the Fund's transfer agent:

                                 P.O. Box 182497
                             Columbus, OH 43218-2497
                             Telefax: (614) 470-8702

Effective April 17, 1997 references to the address of the Fund's Transfer Agent and Dividend Disbursing Agent under the heading "Custodian and Transfer and Dividend Disbursing Agent" should be deemed to have changed to:

                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219

The toll-free telephone number for the Fund will remain (800) 451-3623.